Cover	Nov. 06, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	SOUTH JERSEY INDUSTRIES, INC.
Entity File Number	1-6364
Entity Tax Identification Number	22-1901645
Entity Address, Address Line One	1 South Jersey Plaza
Entity Address, City or Town	Folsom
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08037
City Area Code	609
Local Phone Number	561-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
Entity Central Index Key	0000091928
Amendment Flag	false
Entity Incorporation, State or Country Code	NJ
Trading Symbol	SJI